Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Consolidated statements of comprehensive income [line items]
Net (loss) profit for the year	€ (7,272)	€ 1,644	€ 3,027
Recycling [Abstract]
Exchange differences on translation of foreign operations	(6,176)	244	(47)
Non-recycling [Abstract]
Fair value adjustment through OCI - Equity instruments	489	0	0
Other comprehensive (loss) income	(5,687)	244	(47)
Total comprehensive income (loss)	(12,959)	1,888	2,980
Total comprehensive (loss) income attributable to:
The owners of the parent	(11,896)	2,041	2,980
Non-controlling interest	€ (1,063)	€ (153)	€ 0

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.